Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities (Note 24)	$ 1,712	$ 1,928
Other	10	10
Other (Notes 20 and 24)	$ 1,722	$ 1,938